STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2018	$ 211	$ 239,693	$ 142	$ (90,263)	$ (1,002)	$ 148,781
Balance, shares at Dec. 31, 2018	25,850,188
Stock-based compensation		2,293	0	0	0	2,293
Proceeds from exercise of stock-based compensation	$ 2	1,225		0	0	1,227
Proceeds from exercise of stock-based compensation, shares	392,271
Other comprehensive loss	$ 0	0	(12)	0	0	(12)
Net income	0	0	0	12,893	0	12,893
Balance at Dec. 31, 2019	$ 213	243,211	130	(77,370)	(1,002)	165,182
Balance, shares at Dec. 31, 2019	26,242,459
Stock-based compensation	$ 0	4,447	0	0	0	4,447
Proceeds from exercise of stock-based compensation	$ 11	4,275	0	0	0	4,286
Proceeds from exercise of stock-based compensation, shares	1,109,515
Other comprehensive loss	$ 0	0	(18)	0	0	(18)
Net income	0	0	0	10,225	0	10,225
Balance at Dec. 31, 2020	$ 224	251,933	112	(67,145)	(1,002)	$ 184,122
Balance, shares at Dec. 31, 2020	27,351,974					27,351,974
Issuance of shares – Offering	$ 133	230,356	0	0	0	$ 230,489
Issuance of shares – Offering, shares	14,110,592
Stock-based compensation	$ 0	6,985	0	0	0	6,985
Proceeds from exercise of stock-based compensation	$ 18	6,880	0	0	0	6,898
Proceeds from exercise of stock-based compensation, shares	2,234,157
Other comprehensive loss	$ 0	0	(240)	0	0	(240)
Net income	0	0	0	38,706	0	38,706
Balance at Dec. 31, 2021	$ 375	$ 496,154	$ (128)	$ (28,439)	$ (1,002)	$ 466,960
Balance, shares at Dec. 31, 2021	43,696,723					43,696,723